Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Schedule of Active Participants Vesting Percentage in Annual Employer Contributions	Active participants vest in annual Employer contributions as follows:

Completed Years of Service	Vested Percentage
Less than 1	0%
1 but less than 2	33 1/3%
2 but less than 3	66 2/3%
3 or more	100%